RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)	12 Months Ended			58 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Oct. 20, 2015	Feb. 01, 2017
Related Party Transaction [Line Items]
Advances from related parties				$ 40,057
Management fees	$ 38,135
Contributed capital		$ 37,557
Founder's shares subscription reversed		2,500
Payments made to related parties	10,365
Prior year related party loan converted to common shares	35,000
Loss on related party loan conversions	489,418
Rent expense	22,250
Related Party
Related Party Transaction [Line Items]
Advances from related parties	49,980	45,288
Due to related parties	0	45,365
Payments made to related parties	10,365
Prior year related party loan converted to common shares		35,000
Loss on related party loan conversions	287,886	201,532
Chief Executive Officer
Related Party Transaction [Line Items]
Rent expense					$ 49,200
Directors and Officers
Related Party Transaction [Line Items]
Management and salary expenses	$ 646,417	$ 0	$ 0